Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 753	£ 793
Differences on exchange	(18)	(21)
Subsidiaries acquired		42
Provided in respect of the year	101	282
Utilised during the year	(187)	(343)
Ending balance	649	753
– current	318	399
– non-current	331	354
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	158	190
Differences on exchange		4
Provided in respect of the year	41	172
Utilised during the year	(72)	(208)
Ending balance	127	158
– current	74	87
– non-current	53	71
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	40	40
Differences on exchange	(3)	(3)
Provided in respect of the year	10	15
Utilised during the year	(14)	(12)
Ending balance	33	40
– current	17	24
– non-current	16	16
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	138	163
Utilised during the year	(30)	(25)
Ending balance	108	138
– current	19	22
– non-current	89	116
Other Provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	417	400
Differences on exchange	(15)	(22)
Subsidiaries acquired		42
Provided in respect of the year	50	95
Utilised during the year	(71)	(98)
Ending balance	381	417
– current	208	266
– non-current	£ 173	£ 151